UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Holland Capital Management LLC
Address:  One N. Wacker Drive, Suite 700
          Chicago, IL 60606

Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan Chamberlain
Title:  CCO
Phone:  312-553-4844

Signature, Place, and Date of Signing:

     /s/Susan Chamberlain              Chicago, IL              02/08/10
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/09

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   78

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,368,891
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO.             13F FILE NUMBER          NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    43770  1190050 SH       Sole                                    1190050
Advance Auto Parts             cs               00751y106     1393    34400 SH       Sole                                      34400
Affiliated Computer Services   cs               008190100    21760   364550 SH       Sole                                     364550
AFLAC                          cs               001055102    17137   370525 SH       Sole                                     370525
Alberto-Culver                 cs               013078100     2252    76900 SH       Sole                                      76900
Amazon                         cs               023135106     9104    67675 SH       Sole                                      67675
American Tower                 cs               029912201    34537   799275 SH       Sole                                     799275
Apple                          cs               037833100    60928   289125 SH       Sole                                     289125
Automatic Data Processing      cs               053015103    10779   251725 SH       Sole                                     251725
BioMarin                       cs               09061g101     2249   119550 SH       Sole                                     119550
BlackRock                      cs               09247x101     9125    39300 SH       Sole                                      39300
Burlington Northern            cs               12189T104    36904   374200 SH       Sole                                     374200
Cameron Intl                   cs               13342b105     4142    99100 SH       Sole                                      99100
Cisco Systems                  cs               17275r102    39749  1660375 SH       Sole                                    1660375
Citrix Systems                 cs               177376100    66014  1586500 SH       Sole                                    1586500
Copart, Inc.                   cs               217204106     3285    89700 SH       Sole                                      89700
Costco                         cs               22160k105    17630   297950 SH       Sole                                     297950
Covidien                       cs               G2554F105    40235   840150 SH       Sole                                     840150
CVS Caremark                   cs               126650100    18228   565925 SH       Sole                                     565925
Diageo ADR                     cs               25243Q205    15621   225050 SH       Sole                                     225050
Disney                         cs               254687106    20852   646575 SH       Sole                                     646575
Donaldson                      cs               257651109     2659    62500 SH       Sole                                      62500
Expeditors International       cs               302130109    23665   680625 SH       Sole                                     680625
Exxon Mobil                    cs               30231G102     9640   141375 SH       Sole                                     141375
FactSet Research Systems       cs               303075105     1775    26950 SH       Sole                                      26950
Fiserv, Inc.                   cs               337738108     2312    47700 SH       Sole                                      47700
FormFactor                     cs               346375108     2071    95150 SH       Sole                                      95150
General Electric               cs               369604103      475    31375 SH       Sole                                      31375
Genzyme Corporation            cs               372917104    14219   290125 SH       Sole                                     290125
Global Payments                cs               37940X102     3005    55800 SH       Sole                                      55800
Google                         cs               38259p508    39924    64395 SH       Sole                                      64395
H.J. Heinz                     cs               423074103    14549   340250 SH       Sole                                     340250
Halliburton Company            cs               406216101    31674  1052650 SH       Sole                                    1052650
Healthcare Services Group      cs               421906108     1390    64750 SH       Sole                                      64750
Heartland Express              cs               422347104     1696   111100 SH       Sole                                     111100
Honeywell International        cs               438516106    23640   603050 SH       Sole                                     603050
Hospira                        cs               441060100    36151   708850 SH       Sole                                     708850
Intel                          cs               458140100    14787   724875 SH       Sole                                     724875
Intl Business Machines         cs               459200101    31544   240975 SH       Sole                                     240975
Iron Mountain                  cs               462846106     2388   104900 SH       Sole                                     104900
Jacobs Engineering Group       cs               469814107     1946    51750 SH       Sole                                      51750
Kohl's Corporation             cs               500255104     9918   183900 SH       Sole                                     183900
Laboratory Corporation of Amer cs               50540R409    32859   439050 SH       Sole                                     439050
Linear Technology              cs               535678106     1513    49500 SH       Sole                                      49500
McCormick & Co.                cs               579780206     2833    78400 SH       Sole                                      78400
McKesson Corporation           cs               58155q103    32898   526375 SH       Sole                                     526375
Microsoft                      cs               594918104    46883  1538170 SH       Sole                                    1538170
MSC Industrial Direct          cs               553530106    11855   252225 SH       Sole                                     252225
NIKE                           cs               654106103    21669   327975 SH       Sole                                     327975
Noble Corporation              cs               H5833N103    17658   433850 SH       Sole                                     433850
Occidental Petroleum           cs               674599105    42965   528150 SH       Sole                                     528150
optionsXpress                  cs               684010101     1213    78500 SH       Sole                                      78500
Paychex                        cs               704326107     1101    35925 SH       Sole                                      35925
PepsiCo                        cs               713448108    23531   387025 SH       Sole                                     387025
Portfolio Recovery Associates  cs               73640q105     1574    35100 SH       Sole                                      35100
Praxair                        cs               74005p104    21003   261525 SH       Sole                                     261525
Procter & Gamble               cs               742718109    27074   446550 SH       Sole                                     446550
QUALCOMM                       cs               747525103    17863   386150 SH       Sole                                     386150
Questar Corporation            cs               748356102    16480   396450 SH       Sole                                     396450
Range Resources                cs               75281A109    55416  1111650 SH       Sole                                    1111650
Roper Industries               cs               776696106    17401   332275 SH       Sole                                     332275
Ross Stores                    cs               778296103     2321    54350 SH       Sole                                      54350
Sigma-Aldrich                  cs               826552101     2330    46100 SH       Sole                                      46100
Southwestern Energy            cs               845467109    34059   706625 SH       Sole                                     706625
Suntech Power ADR              cs               86800c104    16259   977675 SH       Sole                                     977675
Symantec Corporation           cs               871503108    13152   735175 SH       Sole                                     735175
TD Ameritrade                  cs               87236y108    26704  1377895 SH       Sole                                    1377895
Tiffany & Co.                  cs               886547108     2004    46600 SH       Sole                                      46600
Total Systems Services         cs               891906109     1049    60750 SH       Sole                                      60750
United Technologies            cs               913017109    17561   253000 SH       Sole                                     253000
UPS                            cs               911312106    11356   197950 SH       Sole                                     197950
Visa                           cs               92826c839    31325   358160 SH       Sole                                     358160
WABCO                          cs               92927k102     2326    90200 SH       Sole                                      90200
Wal-Mart Stores                cs               931142103    15611   292075 SH       Sole                                     292075
Waters Corporation             cs               941848103     3773    60900 SH       Sole                                      60900
XTO Energy                     cs               98385X106    12351   265450 SH       Sole                                     265450
Yum! Brands                    cs               988498101    36223  1035825 SH       Sole                                    1035825
Zebra Technologies             cs               989207105     1573    55500 SH       Sole                                      55500